Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current deferred tax assets:
Total	$ 514	$ 504
Non-current deferred tax assets:
Total	4,237	3,357
Valuation allowance	(4,751)	(3,861)
Net deferred tax assets	0	0
Deferred Tax Current [Member]
Current deferred tax assets:
Allowance for bad debts	34	34
Share-based payment expense	321	220
Allowance for obsolete inventory	30	98
Accrued compensation	63	77
Contribution carryover		2
Other accruals	66	73
Deferred Tax Non-current [Member]
Non-current deferred tax assets:
Depreciation	16	11
Capital loss	179	179
Net operating loss	3,991	3,118
Credit carryover	$ 51	$ 49